Acquisition (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2013 New York Publishing Group Inc [Member]	Dec. 31, 2013 New York Publishing Group Inc [Member]	Jul. 01, 2013 New York Publishing Group Inc [Member]	Dec. 03, 2013 Health Guru Media [Member]	Dec. 31, 2013 Health Guru Media [Member]
Restructuring Cost and Reserve [Line Items]
Aggregate purchase price	$ 2,000	$ 0
Business acquistion shares issued			10,000,000			18,000,000
Business acquisition value of shares			2,000			8,600
Business acquisition, description			(a) an aggregate of 10,000,000 shares of the Company's common stock and (b) the Closing Notes, one in the amount of $100 being due and payable on January 1, 2014 (which was subsequently extended through January 1, 2015) and one in the amount of $200 being due and payable on January 1, 2023 to replace the existing advances from stockholder of NYPG. Each of the Closing Notes accrues interest at a rate of 1% per annum, which will be due at the time the Closing Notes become due and payable.
Goodwill				2,118			9,698
Acquired identifiable intangible assets					143	2,012
Revenue	25,377	23,557		25			807
Net Loss	(186)	(2,830)		(74)			(563)
Acquisition related cost							367
Impairment expense							$ 550